                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04911
                                  ----------------------------------------------

             State Street Research Financial Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  2/29/04
                        -----------------
Date of reporting period:  03/01/04 - 08/31/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.

Table of Contents

    3    Performance Discussion

    4    Portfolio Holdings

    5    Financial Statements

    9    Financial Highlights

    12   Trustees and Officers

         FROM THE CHAIRMAN
              State Street Research

         The U.S. economy grew at a solid pace during the six-month period from March 1, 2004, to August 31, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose at a pace of more than 3.5% for the first half of 2004. Estimates for second half suggest that the pace of growth could have picked up somewhat, as the U.S. economy remains on solid ground.

         Consumer confidence wavered early in the period as the number of new jobs added to the economy fell below expectations. When the job picture brightened in April and May, consumer confidence tracked higher. More than 1.2 million jobs were added to the U.S. economy in the spring, and the quality of new jobs improved, as reported by the U.S. Labor Department. However, caution returned on the news of a disappointing jobs report in July, and consumer confidence pulled back in August.

         Yet, consumers continued to fuel the economy, pumping dollars into the retail and housing markets. Sales of new and existing homes soared as homebuyers anticipated higher mortgage rates ahead. Corporate profits continued to rise, making it easier for companies to increase spending, especially on information technology, electronic equipment and new jobs.

         As the period wore on, it became clear that the days of record-low short-term interest rates were coming to an end. The Federal Reserve Board raised a key short-term interest rate--the Federal funds rate--from 1.0% to 1.25% when it met in June and then raised it to 1.50% in August. These increases had little or no impact on the financial markets because they had been widely anticipated and because the Fed has signaled that it will take a measured approach to raising rates as the economic recovery matures.

         Stocks Stumble as Bonds Edge Higher
         After a relatively positive start to the calendar year, a host of worries stopped the major stock market indexes in their tracks. Investors grew more cautious about interest rates, rising energy prices, the threat of terrorist attacks and the outcome of the forthcoming presidential election, and stocks retreated. For the six-month period, the S&P 500 Index returned -2.74%. Value stocks held up considerably better than growth stocks. The energy sector was the stock market's strongest performer.

         High-yield bonds continued to lead the bond market. Most other sectors of the bond market eked out modest positive returns as the yield on the benchmark 10-year U.S. Treasury bond moved lower in the final months of the period. Yields and bond prices move in opposite directions.

         Looking Ahead
         Any time the financial markets deliver negative returns, it is disheartening for investors. However, the seeds of a new market rally are often sown in periods of weakness and decline. With a diversified portfolio and a long-term perspective on the markets, it is easier to weather periods of volatility--and more likely that you may reap the potential benefits in better times. We urge you to talk to your investment professional about your investment plan. And we look forward to helping you achieve your long-term financial goals.

         Sincerely,

         /s/ Richard S. Davis

         Richard S. Davis
         Chairman

         August 31, 2004

         PERFORMANCE

                             Discussion as of August 31, 2004

How State Street Research Health Sciences Fund Performed

State Street Research Health Sciences Fund (Class A shares, without sales charge) returned -7.11% for the six-month period ended August 31, 2004. The fund underperformed both the Lipper Health/Biotechnology Funds Index and the S&P 500 Index, which returned -6.32% and -2.74%, respectively, for the same period.


Performance
-------------------------------------------------------------------------------
Fund average annual total return as of 8/31/04
(does not reflect sales charge)


                                                         Since
                                                        Inception
                    1 Year          3 Years            (12/21/99)

Class A             14.01%           11.64%              18.02%
-------------------------------------------------------------------------------
Class B(1)          13.25%           10.88%              17.42%
-------------------------------------------------------------------------------
Class B             13.21%           10.70%              17.27%
-------------------------------------------------------------------------------
Class C             13.15%           10.84%              17.36%
-------------------------------------------------------------------------------
Class S             14.37%           11.95%              18.28%
-------------------------------------------------------------------------------

Fund average annual total return as of 9/30/04
(at maximum applicable sales charge)


                                                          Since
                                                        Inception
                    1 Year          3 Years            (12/21/99)
Class A              8.09%          12.60%               16.98%
-------------------------------------------------------------------------------
Class B(1)           8.91%          13.28%               17.60%
-------------------------------------------------------------------------------
Class B              8.87%          13.10%               17.46%
-------------------------------------------------------------------------------
Class C             12.82%          14.01%               17.77%
-------------------------------------------------------------------------------
Class S             15.02%          15.17%               18.70%
-------------------------------------------------------------------------------

Keep in mind that the performance data quoted represents past performance and is no guarantee to future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

Average annual total return at maximum applicable sales charge reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable. Average annual total return without sales charge does not reflect the maximum applicable sales charges. If the applicable sales charges were deducted, performance results would be lower.

For Classes B(1), B, C and S, performance for the period from December 21, 1999, through October 16, 2000 (commencement of share class) reflects performance of Class A shares. If the returns for Classes B(1), B, C and S shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.

Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

The Lipper Health/Biotechnology Funds Index and the S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") are unmanaged indexes and do not take transaction charges into consideration. It is not possible to invest directly in an index.

Reasons for the Fund's Performance
In an environment that was generally unfavorable for the equity markets, health care stocks also disappointed. The fund's return fell short of its benchmark and peer group primarily because of its emphasis on pharmaceutical and biotechnology stocks. Within pharmaceuticals, negative returns from selected small-cap names, such as Penwest and Ligand, hurt performance. Shares of Penwest declined when concerns arose over a delay in the regulatory approval process for Oxymorphone ER, a pain treatment developed jointly with Endo Pharmaceuticals. Within the biotechnology industry, the fund's exposure to InterMune and Progenics Pharmaceuticals also hurt performance, as both stocks underperformed. InterMune's stock price fell on sales weakness from Actimmune, a drug that helps boost the immune system of cancer patients.

The fund's investments in shares of medical & dental instruments companies helped offset some of the negative returns from pharmaceutical and biotechnology investments. The fund gained ground with Biosite and Cytyc, as shares of both companies rose sharply during the period. Cytyc continues to be one of the fund's top-returning stocks. Sales of its NovaSure product (used to treat excessive menstrual bleeding) and its ThinPrep imaging system for cervical cancer screening continue to impress investors.

Looking Ahead
The health care industry is faced with a number of challenges going forward. Talk of price controls continues to circulate in Washington. Uncertainty about the upcoming presidential election also figures into the sector's outlook. Mindful of these concerns, we have favored companies that have multiple new products in development when choosing stocks for the portfolio. Also, we have focused on small- to mid-cap biotechnology and pharmaceutical names because we believe these companies have the strongest earnings prospects going forward. As always, we remain disciplined in our investment process and continue to build the portfolio on a stock-by-stock basis.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. Because the fund is focused on one market sector, it may involve more risk than a broadly diversified fund. The entire portfolio will be affected by the performance of the health care sector in general. Investments in health sciences companies pose a number of risks, including adverse impact of legislative actions and government regulations, which can affect approval processes, funding and licensing associated with these companies.

Because of active management, there is no guarantee that the fund currently invests, or will continue to invest in the securities or industries referenced.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

                                  State Street Research Health Sciences Fund   3

Top 10 Holdings
-------------------------------------------------------------------------------


Issuer/Security                                          % of Fund Net Assets
1   GlaxoSmithKline                                       4.9%
-------------------------------------------------------------------------------
2   BioVail                                               3.3%
-------------------------------------------------------------------------------
3   Abbott Laboratories                                   3.2%
-------------------------------------------------------------------------------
4   Amgen                                                 3.0%
-------------------------------------------------------------------------------
5   Novartis                                              3.0%
-------------------------------------------------------------------------------
6   iShares Nasdaq Biotech Index                          3.0%
-------------------------------------------------------------------------------
7   Transkaryotic Therapies                               2.7%
-------------------------------------------------------------------------------
8   Waters                                                2.6%
-------------------------------------------------------------------------------
9   Bristol-Myers Squibb                                  2.5%
-------------------------------------------------------------------------------
10  Pfizer                                                2.5%
-------------------------------------------------------------------------------
    Total                                                30.7%

Summary Portfolio Schedule
-------------------------------------------------------------------------------
For the six months ended 8/31/04 (unaudited)


Industries                                               % of Fund Net Assets
Drugs & Biotechnology                                    64.9
-------------------------------------------------------------------------------
Short-Term Investments                                   24.5
-------------------------------------------------------------------------------
Commercial Paper                                          8.3
-------------------------------------------------------------------------------
Hospital Supply                                           7.4
-------------------------------------------------------------------------------
Health Care Services                                      6.8
-------------------------------------------------------------------------------
Miscellaneous                                             3.0
-------------------------------------------------------------------------------
Industrial Products                                       2.6
-------------------------------------------------------------------------------
Consumer Services                                         2.4
-------------------------------------------------------------------------------
Electronics: Industrial                                   1.2
-------------------------------------------------------------------------------
Retail                                                    1.0
-------------------------------------------------------------------------------
Cash and Other Assets, Less Liabilities                 (22.1)
-------------------------------------------------------------------------------
Total                                                   100.0

Because of active management, there is no guarantee that the fund currently invests, or will continue to invest in the securities or industries referenced.

About Your Fund Expenses
As a fund shareholder, you incur two types of costs: (1) Transaction costs, which include sales charges, and (2) ongoing expenses, which include management fees, service/distribution fees (12b-1) and "other" expenses. The examples below illustrate the ongoing cost in dollars of investing in the fund and allow you to compare these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number shown for your fund under the column "Expenses Paid during the Period."

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return; therefore, this information may not be used to estimate your actual ending account balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the 5% hypothetical examples shown in the shareholder reports of other funds.


                           Beginning      Ending      Expenses
                            Account       Account       Paid         Annualized
Six months ended             Value        Value        during         Expense
August 31, 2004              3/1/04       8/31/04      Period*         Ratio
-------------------------------------------------------------------------------
Actual Fund Return
-------------------------------------------------------------------------------
Class A                     $1,000       $  921       $    7.44        1.55%
-------------------------------------------------------------------------------
Class B(1)                  $1,000       $  915       $   10.77        2.25%
-------------------------------------------------------------------------------
Class B                     $1,000       $  915       $   10.77        2.25%
-------------------------------------------------------------------------------
Class C                     $1,000       $  914       $   10.77        2.25%
-------------------------------------------------------------------------------
Class S                     $1,000       $  924       $    6.01        1.25%
-------------------------------------------------------------------------------
Hypothetical 5% Return
-------------------------------------------------------------------------------
Class A                     $1,000       $1,042       $    7.91        1.55%
-------------------------------------------------------------------------------
Class B(1)                  $1,000       $1,039       $   11.47        2.25%
-------------------------------------------------------------------------------
Class B                     $1,000       $1,039       $   11.47        2.25%
-------------------------------------------------------------------------------
Class C                     $1,000       $1,039       $   11.47        2.25%
-------------------------------------------------------------------------------
Class S                     $1,000       $1,044       $    6.39        1.25%
-------------------------------------------------------------------------------

 * Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period and then divided by the number of days in the year.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transactional expenses such as sales charges, which would result in higher total expenses. It should also be noted that, for certain funds, expenses have been subsidized or reduced through expense offset arrangements, which reduces costs for shareholders. Generally, the fund expects that the expense subsidy or expense offset arrangement will continue although there is no guarantee that it will. Please see the fund's prospectus for more information.

PORTFOLIO
               Holdings

August 31, 2004 (unaudited)

Issuer                                               Shares        Value
--------------------------------------------------------------------------------
Common Stocks 89.3%
Consumer Discretionary 3.4%
Consumer Services 2.4%
Service Corporation International Inc.* .........    204,160      $ 1,227,002
Stewart Enterprises Inc. Cl. A* .................    221,420        1,507,870
                                                                   -------------
                                                                    2,734,872
                                                                   -------------
Retail 1.0%
Fisher Scientific International Inc.* ...........     20,800        1,184,976
                                                                   -------------
Total Consumer Discretionary ....................                   3,919,848
                                                                   -------------
Health Care 79.1%
Drugs & Biotechnology 64.9%
Abbott Laboratories Inc. ........................     87,840        3,662,050
Abgenix Inc.* ...................................    190,530        1,895,773
Alexion Pharmaceuticals Inc.* ...................     72,590        1,187,572
Alkermes Inc.* ..................................    105,210        1,118,382
Allergan Inc. ...................................     18,270        1,363,856
Amgen Inc.* .....................................     58,820        3,487,438
Andrx Corp.* ....................................     47,040          948,326
Baxter International Inc. .......................     41,450        1,265,883
Biogen Idec Inc.* ...............................     23,050        1,367,557
BioVail Corp.* ..................................    248,730        3,770,747
Bristol-Myers Squibb Co. ........................    120,910        2,869,194
Celgene Corp.* ..................................     16,320          926,160
Charles River Laboratories
  International Inc.* ...........................     53,410        2,326,005
Chiron Corp.* ...................................     35,890        1,521,018
Corgentech Inc.* ................................     41,000          553,090
Cytyc Corp.* ....................................     95,060        2,277,638
Elan Corp. plc ADR* .............................    104,420        2,363,025
First Horizon Pharmaceutical Corp.* .............     65,010        1,094,768
Genentech Inc.* .................................     29,270        1,427,791
Genzyme Corp.* ..................................     46,450        2,508,300
Gilead Sciences Inc.* ...........................     17,560        1,213,923
GlaxoSmithKline plc ADR .........................    137,330        5,649,756
ICOS Corp.* .....................................     70,410        1,836,997
InterMune Inc.* .................................     95,020          981,557
IVAX Corp.* .....................................    113,888        2,204,862
Martek Biosciences Corp.* .......................     10,790          576,186
MedImmune Inc.* .................................    116,920        2,790,880
Merck & Company Inc. ............................     34,960        1,572,151
Millennium Pharmaceuticals Inc.* ................    106,140        1,262,005
Momenta Pharmaceuticals Inc.* ...................     35,000          271,250
Novartis AG ADR .................................     74,680        3,468,886
Par Pharmaceutical Companies Inc.* ..............     25,810        1,059,242
Penwest Pharmaceuticals Co.* ....................    106,930        1,150,567
Pfizer Inc. .....................................     86,439        2,823,962
Protein Design Laboratories Inc. ................    145,070        2,659,133
Rigel Pharmaceuticals Inc.* .....................     52,900        1,089,740
Schering-Plough Inc. ............................     93,750        1,730,625
Transkaryotic Therapies Inc.* ...................    194,140        3,057,705
Valeant Pharmaceuticals International ...........     47,370        1,111,300
                                                                   -------------
                                                                   74,445,300
                                                                   -------------
Health Care Services 6.8%
Anthem Inc.* ....................................     15,788        1,282,617
Caremark Rx Inc.* ...............................     69,150        1,984,605
Cerner Corp.* ...................................     40,860        1,790,077

Issuer                                               Shares        Value
--------------------------------------------------------------------------------
Medco Health Solutions Inc.* ....................     39,510     $  1,233,897
Unitedhealth Group Inc. .........................     23,530        1,556,039
                                                                   -------------
                                                                    7,847,235
                                                                   -------------
Hospital Supply 7.4%
Aspect Medical Systems Inc.* ....................     98,221        1,571,536
Becton Dickinson & Co. ..........................     29,470        1,418,096
Guidant Corp. ...................................     20,250        1,210,950
INAMED Corp.* ...................................     12,680          673,815
Medtronic Inc. ..................................     49,290        2,452,178
Steris Corp.* ...................................     50,980        1,166,422
                                                                   -------------
                                                                    8,492,997
                                                                   -------------
Total Health Care ..............................
                                                                   90,785,532
                                                                   -------------
Other 3.0%
Miscellaneous 3.0%
iShares Nasdaq Biotech Index* ...................     49,880        3,376,876
                                                                   -------------
Total Other ....................................
                                                                    3,376,876
                                                                   -------------
Producer Durables 3.8%
Electronics: Industrial 1.2%
Thermo Electron Corp.* ..........................     52,280        1,373,396
                                                                   -------------
Industrial Products 2.6%
Waters Corp.* ...................................     69,940        3,029,101
                                                                   -------------
Total Producer Durables .........................

                                                                    4,402,497
                                                                   -------------
Total Common Stocks (Cost $96,985,075) ..........
                                                                  102,484,753
                                                                   -------------
Short-Term Investments 24.5%
State Street Navigator Securities Lending
  Prime Portfolio ............................... 28,057,461       28,057,461
                                                                   -------------

Total Short-Term Investments (Cost $28,057,461)..
                                                                   28,057,461
                                                                   -------------


                                  Maturity       Amount of
Issuer                              Date         Principal
--------------------------------------------------------------------------------
Commercial Paper 8.3%
General Electric Capital
  Corp., 1.45% ................. 9/03/2004       $1,535,000        1,534,876
Merrill Lynch & Co., 1.50% ..... 9/07/2004        2,137,000        2,136,466
Merrill Lynch & Co., 1.50% ..... 9/10/2004        2,231,000        2,230,163
UBS Finance Inc., 1.57% ........ 9/01/2004          808,000          808,000
UBS Finance Inc., 1.49% ........ 9/03/2004          788,000          787,935
UBS Finance Inc., 1.51% ........ 9/08/2004        2,065,000        2,064,394
                                                                   -------------
Total Commercial Paper (Cost $9,561,834) ..................        9,561,834
                                                                   -------------

                                                % of
                                              Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $134,604,370) .........       122.1%       140,104,048
Cash and Other Assets, Less Liabilities         (22.1%)      (25,332,022)
                                                -----      -------------
Net Assets ..............................       100.0%      $114,772,026
                                                =====      =============

KEY TO SYMBOLS

* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depositary Receipt, representing ownership of foreign securities.


Federal Income Tax Information
At August 31, 2004, the net unrealized appreciation
of investments based on cost for federal income tax
purposes of $134,796,203 was as follows:
Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                 $ 9,421,332
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                (4,113,487)
                                                         -----------
                                                         $ 5,307,845
                                                         ===========

The notes are an integral part of the financial statements.

                                    State Street Research Health Sciences Fund 5

FINANCIAL
              Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
August 31, 2004 (unaudited)


Assets
Investments, at value (cost $134,604,370) (Note 1) .......   $140,104,048
Cash .....................................................            959
Receivable for securities sold ...........................      1,922,985
Receivable for fund shares sold ..........................      1,039,618
Dividends receivable .....................................         74,281
Receivable from distributor ..............................            590
Other assets .............................................         30,471
                                                             ------------
                                                              143,172,952
                                                             ------------
Liabilities
Payable for collateral received on securities loaned .....     28,057,461
Payable for fund shares redeemed .........................         85,356
Accrued management fee ...................................         72,260
Accrued transfer agent and shareholder services ..........         58,027
Accrued distribution and service fees ....................         55,021
Accrued trustees' fees ...................................          9,600
Accrued administration fee ...............................          3,680
Other accrued expenses ...................................         59,521
                                                             ------------
                                                               28,400,926
                                                             ------------
Net Assets ...............................................   $114,772,026
                                                             ============
Net Assets consist of:
  Unrealized appreciation of investments .................   $  5,499,678
  Accumulated net realized gain ..........................      1,738,407
  Paid-in capital ........................................    107,533,941
                                                             ------------
                                                             $114,772,026
                                                             ============

                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

 Class      Net Assets      [divided by]     Number of Shares    =    NAV
 A         $63,716,896                           3,349,650            $  19.02*
 B(1)      $26,058,217                           1,404,980            $  18.55**
 B         $ 3,090,909                             167,723            $  18.43**
 C         $17,171,626                             927,968            $  18.50**
 S         $ 4,734,378                             246,217            $ 19.23


*   Maximum offering price per share = $20.18 ($19.02 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended August 31, 2004 (unaudited)


Investment Income
Interest (Note 1) .......................................   $    74,766
Dividends, net of foreign taxes of $21,577...............       316,529
                                                             -----------
                                                                391,295
                                                             -----------
Expenses
Management fee (Note 2) .................................       409,916
Transfer agent and shareholder services (Note 2) ........       104,495
Distribution and service fees - Class B(1) (Note 5) .....       126,666
Distribution and service fees - Class A (Note 5) ........        90,310
Distribution and service fees - Class C (Note 5) ........        75,157
Distribution and service fees - Class B (Note 5) ........        16,618
Administration fee (Note 2) .............................        52,544
Custodian fee ...........................................        51,520
Registration fees .......................................        35,200
Reports to shareholders .................................        15,232
Audit fee ...............................................        12,928
Trustees' fees (Note 2) .................................         9,600
Legal fees ..............................................         3,584
Miscellaneous ...........................................         9,600
                                                             -----------
                                                              1,013,370
Expenses borne by the distributor (Note 3) ..............       (11,187)
Fees paid indirectly (Note 2) ...........................          (882)
                                                             -----------
                                                              1,001,301
                                                             -----------
Net investment loss .....................................      (610,006)
                                                             -----------
Realized and Unrealized Gain (Loss) on
Investments and Options
Net realized gain on investments (Notes 1 and 4) ........     2,184,578
Net realized loss on options (Note 1) ...................      (137,380)
                                                             -----------
  Total net realized gain ...............................     2,047,198
                                                             -----------
Change in unrealized depreciation of investments ........   (10,351,864)
                                                             -----------
Net loss on investments and options .....................    (8,304,666)
                                                             -----------
Net decrease in net assets resulting from operations        $(8,914,672)
                                                             ===========

6 The notes are an integral part of the financial statements.

FINANCIAL
              Statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                          Six months ended
                                          August 31, 2004       Year Ended
                                            (unaudited)      February 29, 2004
                                         ----------------- ------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ..................    $   (610,006)      $  (492,038)
Net realized gain on investments
  and options ........................       2,047,198        10,260,728
Change in unrealized
  appreciation (depreciation)
  of investments .....................     (10,351,864)       15,869,865
                                          -------------------------------------
Net increase (decrease) resulting
  from operations ....................      (8,914,672)       25,638,555
                                          -------------------------------------
Distributions from capital gains:
  Class A ............................      (1,355,500)       (1,108,987)
  Class B(1) .........................        (599,141)         (617,283)
  Class B ............................         (83,098)         (110,601)
  Class C ............................        (327,418)         (195,094)
  Class S ............................        (136,156)          (59,350)
                                          -------------------------------------
                                            (2,501,313)       (2,091,315)
                                          -------------------------------------
Net increase from fund share
  transactions (Note 7) ..............      29,249,483        50,919,824
                                          -------------------------------------
Total increase in net assets .........      17,833,498        74,467,064
Net Assets
Beginning of period ..................      96,938,528        22,471,464
                                          -------------------------------------
End of period ........................    $114,772,026       $96,938,528
                                          =====================================

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
August 31, 2004


Note 1
State Street Research Health Sciences Fund (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in the securities of companies in health sciences and related industries. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

The notes are an integral part of the financial statements.

                                  State Street Research Health Sciences Fund  7

--------------------------------------------------------------------------------
C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099 for the calendar year 2004.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At August 31, 2004, the value of the securities loaned and the value of collateral were $27,409,100 and $28,057,461 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending prime portfolio), respectively. During the six months ended August 31, 2004, income from securities lending amounted to $38,199 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the fund's net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended August 31, 2004, the fees pursuant to such agreement amounted to $409,916.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended August 31, 2004, the amount of such expenses allocated to the fund was $54,485.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended August 31, 2004, the fund's transfer agent fees were reduced by $882 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,600 during the six months ended August 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended August 31, 2004, the amount of such expenses was $52,544.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended August 31, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $11,187.

Note 4
For the six months ended August 31, 2004, purchases and sales of securities, exclusive of short-term obligations and U.S. government obligations, aggregated $118,176,349, and $92,281,873, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1) and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended August 31, 2004, fees pursuant to such plans amounted to $90,310, $126,666, $16,618 and $75,157 for Class A, Class B(1), Class B and
Class C shares, respectively. The payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $351,381 and $400,510, respectively, on sales of Class A shares of the fund during the six months ended August 31, 2004, and that MetLife Securities, Inc., earned commissions aggregating $480,227 and $7,919 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $22,562 and $4,782 on redemptions of Class B(1) and Class C shares, respectively, during the same period.

Note 6
MetLife announced that it has entered into an agreement to sell the Adviser as part of a larger transaction to sell MetLife's asset management business to BlackRock, Inc. ("BlackRock"). The acquisition by BlackRock of MetLife's asset management business is expected to occur in the first quarter of 2005. At the time of the closing, the advisory agreement between the fund and the Adviser and the distribution agreement between the fund and the distributor will be terminated. BlackRock Advisors, Inc. and BlackRock Distributors, Inc., wholly-owned subsidiaries of BlackRock, will serve as investment advisor and distributor, respectively.

A Special Meeting of Shareholders of the fund has been tentatively scheduled for December 2004. At this meeting, shareholders of the fund will be asked to consider and approve a plan of reorganization between the fund and the BlackRock Health Sciences Portfolio, a newly created series of BlackRock Funds that will pursue identical investment objectives and similar strategies as the fund. If the proposed reorganization is approved by shareholders of the fund, the BlackRock Health Sciences Portfolio would acquire substantially all of the assets and liabilities of the fund. In exchange, shareholders of the fund would receive shares of the BlackRock Health Sciences Portfolio with an aggregate value equivalent to the aggregate net asset value of their fund shares at the time of the transaction. If the proposed reorganization is not approved by shareholders of the fund, the Board of Trustees will need to consider other alternatives relating to the management and operations of the fund, including seeking an alternative investment adviser and administrator for the fund or liquidating the fund.*


* The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of a proxy.

Note 7
The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At August 31, 2004, the Adviser owned one Class S share and MetLife owned 114,596 Class A shares, 28,777 Class B(1) shares, 28,787 Class B shares, 28,781 Class C shares and 28,726 Class S shares of the fund. These transactions break down by share class as follows:



                                                                   Six months ended
                                                                    August 31, 2004                     Year ended
                                                                      (unaudited)                    February 29, 2004
                                                               --------------------------------------------------------------------
Class A                                                           Shares        Amount              Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      1,536,476   $31,030,044           2,672,797   $48,968,677
Issued upon reinvestment of distributions from capital gains        56,885     1,210,504              51,953       994,845
Shares redeemed                                                   (850,883)  (16,804,491)           (916,932)  (16,125,410)
                                                               -----------   -----------         -----------   -----------
Net increase                                                       742,478   $15,436,057           1,807,818   $33,838,112
                                                               ===========   ===========         ===========   ===========


Class B(1)                                                        Shares        Amount              Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        361,229   $ 7,096,604             397,168   $ 7,191,329
Issued upon reinvestment of distributions from capital gains        27,916       578,050              31,705       594,591
Shares redeemed                                                    (96,743)   (1,842,496)           (130,198)   (2,141,232)
                                                               -----------   -----------         -----------   -----------
Net increase                                                       292,402    $5,832,158             298,675   $ 5,644,688
                                                               ===========   ===========         ===========   ===========


Class B                                                           Shares        Amount              Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         21,411   $   417,067              65,757   $ 1,142,465
Issued upon reinvestment of distributions from capital gains         3,936        81,357               5,817       108,548
Shares redeemed                                                    (23,941)     (460,442)            (50,967)     (923,378)
                                                               -----------   -----------         -----------   -----------
Net increase                                                         1,406   $    37,982              20,607   $   327,635
                                                               ===========   ===========         ===========   ===========

Class C                                                           Shares        Amount              Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        455,581   $ 8,974,338             494,043   $ 9,163,916
Issued upon reinvestment of distributions from capital gains        13,930       289,050               8,373       156,831
Shares redeemed                                                    (79,750)   (1,542,069)            (77,584)   (1,331,219)
                                                               -----------   -----------         -----------   -----------
Net increase                                                       389,761   $ 7,721,319             424,832   $ 7,989,528
                                                               ===========   ===========         ===========   ===========

Class S                                                           Shares        Amount              Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         80,950   $ 1,695,334             183,218   $ 3,639,921
Issued upon reinvestment of distributions from capital gains         5,903       126,876               3,043       58,784
Shares redeemed                                                    (80,231)   (1,600,243)            (31,546)     (578,844)
                                                               -----------   -----------         -----------   -----------
Net increase                                                         6,622   $   221,967             154,715   $ 3,119,861
                                                               ===========   ===========         ===========   ===========

                                    State Street Research Health Sciences Fund 9

FINANCIAL
        Highlights


                                                                                  Class A
                                              --------------------------------------------------------------------------------
                                               Six months ended                                 Years ended February 28
                                                August 31, 2004        Year ended       --------------------------------------
                                                (unaudited)(a)    February 29, 2004(a)   2003(a)(f)   2002(a)(f)   2001(a)(f)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)            20.96               11.57              14.43        14.14        13.33
                                                   -------             -------            -------      -------      -------
 Net investment loss ($)*                           (0.09)              (0.12)             (0.12)       (0.13)       (0.06)
 Net realized and unrealized gain (loss)
  on investments, foreign currency and
  options ($)                                       (1.36)              10.15              (2.70)        0.47         1.88
                                                   -------             -------            -------      -------      -------
Total from investment operations ($)                (1.45)              10.03              (2.82)        0.34         1.82
                                                   -------             -------            -------      -------      -------
 Distributions from capital gains ($)               (0.49)              (0.64)             (0.04)       (0.05)       (1.01)
                                                   -------             -------            -------      -------      -------
Total distributions ($)                             (0.49)              (0.64)             (0.04)       (0.05)       (1.01)
                                                   -------             -------            -------      -------      -------
Net asset value, end of period ($)                  19.02               20.96              11.57        14.43        14.14
                                                   =======             =======            =======      =======      =======
Total return (%)(b)                                 (7.11)(c)           87.13             (19.63)        2.41        14.31
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)          58,333              54,638              9,250       13,069        6,863
Expense ratio (%)*                                   1.55(d)             1.55               1.56         1.58         1.57
Expense ratio after expense reductions (%)*          1.55(d)             1.55               1.55         1.55         1.54
Ratio of net investment loss to average net
 assets (%)*                                        (0.85)(d)           (0.71)             (0.99)       (0.88)       (0.48)
Portfolio turnover rate (%)                         91.26              105.97             157.37        75.31       139.09
*Reflects voluntary reduction of expenses of
 these amounts (%)                                   0.02(d)             0.56               1.48         1.83         6.87


                                                  December 21, 1999
                                                  (commencement of
                                                   operations) to
                                                February 29, 2000(a)
                                               ----------------------
Net asset value, beginning of period ($)              10.00
                                                      -----
 Net investment loss ($)*                             (0.00)
 Net realized and unrealized gain (loss)
  on investments, foreign currency and
  options ($)                                          3.33
                                                      ------
Total from investment operations ($)                   3.33
                                                      ------
 Distributions from capital gains ($)                    --
                                                      ------
Total distributions ($)                                  --
                                                      ------
Net asset value, end of period ($)                    13.33
                                                      ======
Total return (%)(b)                                   33.30(c)
Ratios/Supplemental Data:
--------------------------------------------------------------------
Net assets at end of period ($ thousands)             1,654
Expense ratio (%)*                                     1.50(d)
Expense ratio after expense reductions (%)*            1.50(d)
Ratio of net investment loss to average net
 assets (%)*                                          (0.13)(d)
Portfolio turnover rate (%)                           44.48
*Reflects voluntary reduction of expenses of
 these amounts (%)                                     8.56



                                                                                 Class B(1)
                                              --------------------------------------------------------------------------------
                                               Six months ended                               Years ended February 28
                                                August 31, 2004       Year ended     -----------------------------------------
                                                (unaudited)(a)    February 29, 2004   2003(a)(f)   2002(a)(f)   2001(a)(e)(f)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)           20.52            11.41              14.34         14.14          15.50
                                                   -------         -------            -------       -------        -------
 Net investment loss ($)*                          (0.15)           (0.24)             (0.21)        (0.23)         (0.04)
 Net realized and unrealized gain (loss)
  on investments, foreign currency and
  options ($)                                      (1.33)            9.99              (2.68)         0.48          (0.63)
                                                   -------         -------            -------       -------        -------
Total from investment operations ($)               (1.48)            9.75              (2.89)         0.25          (0.67)
                                                   -------         -------            -------       -------        -------
 Distributions from capital gains ($)              (0.49)           (0.64)              (0.04)       (0.05)         (0.69)
                                                   -------         -------            -------       -------        -------
Total distributions ($)                            (0.49)           (0.64)              (0.04)       (0.05)         (0.69)
                                                   -------         -------            -------       -------        -------
Net asset value, end of period ($)                 18.55            20.52               11.41        14.34          14.14
                                                   =======         =======            =======       =======        =======
Total return (%)(b)                                (7.42)(c)        85.89              (20.24)        1.77          (4.47)(c)
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)         24,651           22,825               9,290       11,399          4,645
Expense ratio (%)*                                  2.25(d)          2.25                2.26         2.28           2.28(d)
Expense ratio after expense reductions (%)*         2.25(d)          2.25                2.25         2.25           2.25(d)
Ratio of net investment loss to average net
 assets (%)*                                       (1.55)(d)        (1.44)              (1.69)       (1.59)         (0.81)(d)
Portfolio turnover rate (%)                        91.26           105.97              157.37        75.31         139.09
*Reflects voluntary reduction of expenses of
 these amounts (%)                                  0.02(d)          0.66                1.48         1.71           6.26(d)

                                                                                 Class B
                                                               -------------------------------------------
                                                                Six months ended
                                                                August 31, 2004          Year ended
                                                                (unaudited)(a)      February 29, 2004(a)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                            20.39                   11.34
                                                                   -------                 -------
 Net investment loss ($)*                                           (0.15)                  (0.24)
 Net realized and unrealized gain (loss) on investments
  and foreign currency ($)                                          (1.32)                   9.93
                                                                   -------                 -------
Total from investment operations ($)                                (1.47)                   9.69
                                                                   -------                 -------
 Distributions from capital gains ($)                               (0.49)                  (0.64)
                                                                   -------                 -------
Total distributions ($)                                             (0.49)                  (0.64)
                                                                   -------                 -------
Net asset value, end of period ($)                                  18.43                   20.39
                                                                   -------                 -------
Total return (%)(b)                                                 (7.41)(c)               85.89
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           3,091                   3,391
Expense ratio (%)*                                                   2.25 (d)                2.25
Expense ratio after expense reductions (%)*                          2.25 (d)                2.25
Ratio of net investment loss to average net assets (%)*             (1.56)(d)               (1.46)
Portfolio turnover rate (%)                                         91.26                  105.97
*Reflects voluntary reduction of expenses of these amounts (%)       0.02 (d)                0.67


                                                                                  Class B
                                                                 ------------------------------------------
                                                                          Years ended February 28
                                                                 ------------------------------------------
                                                                  2003(a)(f)   2002(a)(f)    2001(a)(e)(f)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              14.31       14.12         15.50
                                                                     -------     -------       -------
 Net investment loss ($)*                                             (0.21)      (0.22)        (0.04)
 Net realized and unrealized gain (loss) on investments
  and foreign currency ($)                                            (2.72)       0.46         (0.65)
                                                                     -------     -------       -------
Total from investment operations ($)                                  (2.93)       0.24         (0.69)
                                                                     -------     -------       -------
 Distributions from capital gains ($)                                 (0.04)      (0.05)        (0.69)
                                                                     -------     -------       -------
Total distributions ($)                                               (0.04)      (0.05)        (0.69)
                                                                     -------     -------       -------
Net asset value, end of period ($)                                    11.34       14.31         14.12
                                                                     -------     -------       -------
Total return (%)(b)                                                  (20.56)       1.70         (4.61)(c)
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             1,653       2,533         1,964
Expense ratio (%)*                                                     2.26        2.28          2.28 (d)
Expense ratio after expense reductions (%)*                            2.25        2.25          2.25 (d)
Ratio of net investment loss to average net assets (%)*               (1.70)      (1.57)        (0.83)(d)
Portfolio turnover rate (%)                                          157.37       75.31        139.09
*Reflects voluntary reduction of expenses of these amounts (%)         1.47        1.97          6.36 (d)


                                                                                 Class C
                                                                 ----------------------------------------
                                                                 Six months ended
                                                                  August 31, 2004          Year ended
                                                                  (unaudited)(a)      February 29, 2004(a)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                20.47                11.39
                                                                       -------               -------
 Net investment loss ($)*                                               (0.15)               (0.23)
 Net realized and unrealized gain (loss) on investments
  and foreign currency ($)                                              (1.33)                9.95
                                                                       -------               -------
Total from investment operations ($)                                    (1.48)                9.72
                                                                       -------               -------
 Distributions from capital gains ($)                                   (0.49)               (0.64)
                                                                       -------               -------
Total distributions ($)                                                 (0.49)               (0.64)
                                                                       -------               -------
Net asset value, end of period ($)                                      18.50                20.47
                                                                       =======               =======
Total return (%)(b)                                                     (7.48)(c)            85.87
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              17,172               11,017
Expense ratio (%)*                                                       2.25 (d)             2.25
Expense ratio after expense reductions (%)*                              2.25 (d)             2.25
Ratio of net investment loss to average net assets (%)*                 (1.55)(d)            (1.38)
Portfolio turnover rate (%)                                             91.26               105.97
*Reflects voluntary reduction of expenses of these amounts (%)           0.02 (d)             0.52


                                                                                  Class C
                                                                 ------------------------------------------
                                                                          Years ended February 28
                                                                 ------------------------------------------
                                                                  2003(a)(f)   2002(a)(f)    2001(a)(e)(f)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             14.31        14.11          15.50
                                                                    -------      -------        -------
 Net investment loss ($)*                                            (0.21)       (0.23)         (0.04)
 Net realized and unrealized gain (loss) on investments
  and foreign currency ($)                                           (2.67)        0.48          (0.66)
                                                                    -------      -------        -------
Total from investment operations ($)                                 (2.88)        0.25          (0.70)
                                                                    -------      -------        -------
 Distributions from capital gains ($)                                (0.04)       (0.05)         (0.69)
                                                                    -------      -------        -------
Total distributions ($)                                              (0.04)       (0.05)         (0.69)
                                                                    -------      -------        -------
Net asset value, end of period ($)                                   11.39        14.31          14.11
                                                                    =======      =======        =======
Total return (%)(b)                                                 (20.21)        1.77          (4.67)(c)
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            1,291        1,314            645
Expense ratio (%)*                                                    2.26         2.28           2.28 (d)
Expense ratio after expense reductions (%)*                           2.25         2.25           2.25 (d)
Ratio of net investment loss to average net assets (%)*              (1.69)       (1.58)         (0.83)(d)
Portfolio turnover rate (%)                                         157.37        75.31         139.09
*Reflects voluntary reduction of expenses of these amounts (%)        1.49         1.71           5.87 (d)


(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.

(c) Not annualized

(d) Annualized

(e) October 16, 2000 (commencement of share class) to February 28, 2001

(f) Audited by other auditors

                                   State Street Research Health Sciences Fund 11

                                                                                   Class S
                                                                --------------------------------------------
                                                                Six months ended
                                                                 August 31, 2004           Year ended
                                                                 (unaudited)(a)       February 29, 2004(a)
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              21.15                   11.64
                                                                     -------                 -------
 Net investment income (loss) ($)*                                    (0.06)                  (0.06)
 Net realized and unrealized gain (loss) on investments
  and foreign currency ($)                                            (1.37)                  10.21
                                                                     -------                 -------
Total from investment operations ($)                                  (1.43)                  10.15
                                                                     -------                 -------
 Distributions from capital gains ($)                                 (0.49)                  (0.64)
                                                                     -------                 -------
Total distributions ($)                                               (0.49)                  (0.64)
                                                                     -------                 -------
Net asset value, end of period ($)                                    19.23                   21.15
                                                                     =======                 =======
Total return (%)(b)                                                   (7.00)(c)               87.73
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             4,734                   5,067
Expense ratio (%)*                                                     1.25 (d)                1.25
Expense ratio after expense reductions (%)*                            1.25 (d)                1.25
Ratio of net investment income (loss) to average net assets (%)*      (0.56)(d)               (0.38)
Portfolio turnover rate (%)                                           91.26                  105.97
*Reflects voluntary reduction of expenses of these amounts (%)         0.02 (d)                0.59



                                                                                    Class S
                                                                   ------------------------------------------
                                                                            Years ended February 28
                                                                   ------------------------------------------
                                                                    2003(a)(f)   2002(a)(f)    2001(a)(e)(f)
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              14.48         14.14         15.50
                                                                     -------       -------       -------
 Net investment income (loss) ($)*                                    (0.09)        (0.08)         0.01
 Net realized and unrealized gain (loss) on investments
  and foreign currency ($)                                            (2.71)         0.47         (0.68)
                                                                     -------       -------       -------
Total from investment operations ($)                                  (2.80)         0.39         (0.67)
                                                                     -------       -------       -------
 Distributions from capital gains ($)                                 (0.04)        (0.05)        (0.69)
                                                                     -------       -------       -------
Total distributions ($)                                               (0.04)        (0.05)        (0.69)
                                                                     -------       -------       -------
Net asset value, end of period ($)                                    11.64         14.48         14.14
                                                                     =======       =======       =======
Total return (%)(b)                                                  (19.42)         2.76         (4.48)(c)
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               988         1,109           946
Expense ratio (%)*                                                     1.26          1.28          1.28 (d)
Expense ratio after expense reductions (%)*                            1.25          1.25          1.25 (d)
Ratio of net investment income (loss) to average net assets (%)*      (0.69)        (0.56)         0.18 (d)
Portfolio turnover rate (%)                                          157.37         75.31        139.09
*Reflects voluntary reduction of expenses of these amounts (%)         1.49          1.97          5.58 (d)


(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.

(c) Not annualized

(d) Annualized

(e) October 16, 2000 (commencement of share class) to February 28, 2001

TRUSTEES AND OFFICERS
           State Street Research Financial Trust



Name,                     Position(s)               Term of Office
Address                    Held with                 and Length of
and Age(a)                    Fund                  Time Served(b)
-------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond              Trustee                       Since
(58)                                                     1999
Peter S. Drotch            Trustee                       Since
(62)                                                     2004
Steve A. Garban            Trustee                       Since
(67)                                                     1997
Susan M. Phillips          Trustee                       Since
(59)                                                     1998
Toby Rosenblatt            Trustee                       Since
(66)                                                     1993
Michael S.                 Trustee                       Since
Scott Morton (67)                                        1987
-------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)        Trustee                       Since
(58)                                                     2000
-------------------------------------------------------------------------------
Officers
C. Kim Goodwin             Vice                          Since
(45)                       President                     2002
John S. Lombardo           Vice                          Since
(49)                       President                     2001
Mark A. Marinella          Vice                          Since
(46)                       President                     2003
Ajay Mehra (39)            Vice                          Since
                           President                     2003
Elizabeth M.               Vice                          Since
Westvold (44)              President                     2003
Erin Xie (36)              Vice                          Since
                           President                     2003
Douglas A. Romich          Treasurer                     Since
(47)                                                     2001



                                                                                               Number of Funds
Name,                                                                                          in Fund Complex
Address                                  Principal Occupations                                   Overseen by
and Age(a)                                During Past 5 Years                                 Trustee/Officer(c)
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond           Retired; formerly Chairman of the Board, Chief Executive Officer and          19
(58)                    President, PictureTel Corporation (video conferencing systems)
Peter S. Drotch         Retired, formerly Partner, PricewaterhouseCoopers LLP                         19
(62)
Steve A. Garban         Retired; formerly Senior Vice President for Finance and Operations and        53
(67)                    Treasurer, The Pennsylvania State University
Susan M. Phillips       Dean, School of Business and Public Management, George Washington             19
(59)                    University; formerly a member of the Board of Governors of the Federal
                        Reserve System; and Chairman and Commissioner of the Commodity Futures
                        Trading Commission
Toby Rosenblatt         President, Founders Investments Ltd. (investments) and President, Pacific     53
(66)                    Four Investments (investments); formerly President, The Glen Ellen
                        Company (private investment firm)
Michael S.              Jay W. Forrester Professor of Management (Emeritus), Sloan School of          53
Scott Morton (67)       Management, Massachusetts Institute of Technology
-----------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)     Chairman of the Board, President and Chief Executive Officer of State Street  19
(58)                    Research & Management Company; formerly Senior Vice President, Fixed
                        Income Investments, Metropolitan Life Insurance Company
-----------------------------------------------------------------------------------------------------------
Officers
C. Kim Goodwin          Managing Director and Chief Investment Officer - Equities of State Street     18
(45)                    Research & Management Company; formerly Chief Investment Officer -
                        U.S. Growth Equities, American Century
John S. Lombardo        Managing Director, Chief Financial Officer and Director of State Street       19
(49)                    Research & Management Company; formerly Executive Vice President, State
                        Street Research & Management Company; and Senior Vice President,
                        Product and Financial Management, MetLife Auto & Home
Mark A. Marinella       Managing Director and Chief Investment Officer - Fixed Income of State         9
(46)                    Street Research & Management Company; formerly Executive Vice President and Senior Vice President, State Street Research & Management Company;
                        and Chief Investment Officer and Head of Fixed Income, Columbia
                        Management Group
Ajay Mehra (39)         Managing Director of State Street Research & Management Company;               4
                        formerly Senior Vice President, Vice President and Portfolio Manager,
                        Columbia Management Group
Elizabeth M.            Managing Director of State Street Research & Management Company;               8
Westvold (44)           formerly Senior Vice President, State Street Research & Management
                        Company
Erin Xie (36)           Senior Vice President of State Street Research & Management Company;           2
                        formerly Vice President, State Street Research & Management Company; and
                        research associate, Sanford Bernstein & Company
Douglas A. Romich       Senior Vice President and Treasurer of State Street Research & Management     19
(47)                    Company; formerly Vice President and Assistant Treasurer, State Street
                          Research & Management Company



Name,                            Other
Address                    Directorships Held
and Age(a)                 by Trustee/Officer
--------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond              Avaya, Inc.
(58)
Peter S. Drotch            First Marblehead Corp.
(62)
 Steve A. Garban           Metropolitan Series Fund, Inc.; and
(67)                       Metropolitan Series Fund II
Susan M. Phillips          The Kroger Co.
(59)
Toby Rosenblatt            A.P. Pharma, Inc.; Metropolitan Series
(66)                       Fund, Inc.; and Metropolitan Series
                           Fund II
Michael S.                 Metropolitan Series Fund, Inc.; and
Scott Morton (67)          Metropolitan Series Fund II
--------------------------------------------------------------------------------
 Interested Trustees
 Richard S. Davis(+)       None
--------------------------------------------------------------------------------
(58)
Officers
C. Kim Goodwin             Akamai Technologies, Inc.
(45)
John S. Lombardo           None
(49)
Mark A. Marinella          None
(46)
Ajay Mehra (39)            None
Elizabeth M.               None
Westvold (44)
Erin Xie (36)              None
Douglas A. Romich          None
(47)


The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).
(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                                   State Street Research Health Sciences Fund 13

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Financial Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    October 29, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    October 29, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    October 29, 2004
                          ------------------------